Unsecured Line of Credit (Details) (USD $)	12 Months Ended		0 Months Ended					0 Months Ended					12 Months Ended
	Dec. 31, 2013 Y	Dec. 31, 2012	Jul. 26, 2013 Prior to Amendment [Member]	Jul. 26, 2013 After the Amendment [Member]	Jul. 26, 2013 Alternative Base Interest Rate Calculation [Member] M	Jul. 26, 2013 Maximum [Member]	Jul. 26, 2013 Maximum [Member] After the Amendment [Member]	Jul. 26, 2013 Maximum [Member] Interest Rate Based on LIBOR or CDOR [Member]	Jul. 26, 2013 Maximum [Member] Alternative Base Interest Rate Calculation [Member]	Jul. 26, 2013 Minimum [Member]	Jul. 26, 2013 Minimum [Member] Interest Rate Based on LIBOR or CDOR [Member]	Jul. 26, 2013 Minimum [Member] Alternative Base Interest Rate Calculation [Member]	Dec. 31, 2013 Rate Based on Current Credit Rating [Member] Interest Rate Based on LIBOR or CDOR [Member]	Dec. 31, 2013 Rate Based on Current Credit Rating [Member] Alternative Base Interest Rate Calculation [Member]	Dec. 31, 2013 Rate Based on Current Credit Rating [Member] Current Rates Based on Credit Ratings [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity			$ 750,000,000	$ 1,000,000,000
Line of Credit Facility, Maximum Borrowing Capacity							1,500,000,000
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage						0.35%				0.125%					0.15%
Line of Credit Facility, Expiration Date			Jun. 24, 2014	Jul. 26, 2018
Margin added to Calculated Interest Rate								1.70%	0.70%		0.925%	0.00%	1.00%	0.00%
Amount added to Federal Funds Rate to Calculate Interest Rate					0.50%
LIBOR Period Used to Calculate Interest Rate (in months)					1
Amount added to LIBOR to Calculate Interest Rate					1.00%
Line of Credit Facility, Amount Outstanding	$ 0.0	$ 0
Leverage Ratio, Maximum	60.00%
Leverage Ratio Maximum Increasing Limit	65.00%
Leverage Ratio Reduction Limit	60.00%
Leverage Ratio Reduction Period, Years	1
Maximum Secured Debt Leverage Ratio	55.00%
Fixed Charge Coverage Ratio Minimum.	1.40
Maximum Unsecured Debt Leverage Ratio	60.00%
Unsecured Debt Leverage Ratio Reduction Limit	60.00%
Unsecured Debt Leverage Ratio Maximum Increasing Limit	65.00%
Unsecured Debt Leverage Ratio Reduction Period, Years	1
Unsecured Debt Interest Coverage Ratio Minimum.	1.75